Document and Entity Information	0 Months Ended
Dec. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 26, 2013
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Dec. 26, 2013
Prospectus Date	Dec. 26, 2013
LoCorr Spectrum Income Fund | Class A
Risk/Return:
Trading Symbol	LSPAX
LoCorr Spectrum Income Fund | Class C
Risk/Return:
Trading Symbol	LSPCX
LoCorr Spectrum Income Fund | Class I
Risk/Return:
Trading Symbol	LSPIX